DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS July 31, 2025
(Unaudited)
($ reported in thousands)
Shares	Description	Value
Common Stocks & MLP Interests—131.2%
	■ Airport Services—3.3%
349,000	Aena SME S.A. (Spain)(1)	$9,397
17,000	Flughafen Zurich AG Registered Shares (Switzerland)(1)	4,814
23,000	Grupo Aeroportuario del Centro Norte SAB de C.V. ADR (Mexico)	2,448
		16,659
	■ Construction & Engineering—0.9%
191,000	GEK TERNA S.A. (Greece)	4,721
	■ Electric Utilities—1.4%
166,000	FirstEnergy Corp. (1)	7,090
	■ Electric, Gas and Water—80.5%
180,390	Alliant Energy Corp. (1)	11,727
125,660	Ameren Corp. (1)	12,708
154,000	American Electric Power Co., Inc. (1)	17,424
90,800	Atmos Energy Corp. (1)	14,157
350,097	CenterPoint Energy, Inc. (1)(2)	13,591
119,500	CMS Energy Corp.	8,819
112,000	DTE Energy Co. (1)	15,502
250,300	Duke Energy Corp. (1)	30,446
123,600	Edison International (1)	6,442
1,774,000	Enel SpA (Italy)(1)	15,655
220,000	Entergy Corp. (1)	19,895
260,000	Evergy, Inc. (1)	18,408
1,073,000	Iberdrola S.A. (Spain)(1)	18,802
515,000	NextEra Energy, Inc. (2)	36,596
161,000	Northwest Natural Holding Co.	6,427
1,503,000	Pennon Group plc (United Kingdom)	9,893
1,492,000	PG&E Corp. (1)	20,918
530,235	PPL Corp. (1)	18,924
446,000	RWE AG (Germany)(1)	18,277
195,000	Severn Trent plc (United Kingdom)	6,822
204,675	Southern Co. (The) (1)	19,338
88,000	Spire, Inc. (1)	6,553
Shares	Description	Value
489,000	SSE plc (United Kingdom)	$11,938
255,000	Veolia Environnement S.A. (France)(1)	8,643
123,300	WEC Energy Group, Inc.	13,450
345,300	Xcel Energy, Inc. (1)	25,359
		406,714
	■ Highways & Railtracks—2.9%
190,000	Ferrovial SE (Netherlands)	9,735
533,000	Transurban Group (Australia)	4,734
		14,469
	■ Integrated Telecommunication Services—4.0%
495,000	AT&T, Inc. (1)	13,568
550,000	Infrastrutture Wireless Italiane SpA (Italy)(1)	6,503
		20,071
	■ Multi-Utilities—11.1%
515,000	E.ON SE (Germany)(1)	9,377
818,250	National Grid plc (United Kingdom)	11,455
264,000	NiSource, Inc. (1)	11,207
295,400	Sempra (1)	24,128
		56,167
	■ Oil & Gas Storage, Transportation and Production—22.1%
49,300	Cheniere Energy, Inc. (1)	11,629
61,000	DT Midstream, Inc. (1)	6,266
993,185	Energy Transfer LP (1)	17,917
127,000	Enterprise Products Partners LP	3,936
463,000	Kinder Morgan, Inc.	12,992
331,575	MPLX LP (1)	17,408
69,000	ONEOK, Inc. (1)	5,666
292,000	Plains All American Pipeline LP (1)	5,329
91,000	Sunoco LP (1)	5,033
57,168	Targa Resources Corp.	9,513
The accompanying note is an integral part of this financial statement.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2025
(Unaudited)
($ reported in thousands)
Shares	Description	Value
267,147	Williams Cos., Inc. (The) (1)	$16,015
		111,704
	■ Railroads—4.2%
50,000	Canadian National Railway Co. (Canada)	4,669
86,500	Canadian Pacific Kansas City Ltd. (Canada)	6,361
279,000	CSX Corp. (1)	9,916
		20,946
	■ Telecom Tower REITs—0.8%
19,000	American Tower Corp. (1)	3,959
	Total Common Stocks & MLP Interests (Cost $551,279)	662,500
TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—131.2% (Cost $551,279)		662,500
Shares	Description	Value
	■ Written Options—(0.0)%
	(see Open Written Option Contracts on the next page)
	Total Written Options (Premiums received $212)	$(25)
TOTAL INVESTMENTS AFTER WRITTEN OPTIONS—131.2% (Cost $551,067)		662,475
	Secured borrowings—(26.7)%	(135,000)
	Mandatory Redeemable Preferred Shares at liquidation value—(5.0)%	(25,000)
	Other assets less other liabilities—0.5%	2,538
NET ASSETS APPLICABLE TO COMMON STOCK—100.0%		$505,013

(1)	All or a portion of the security is segregated as collateral for borrowings. The value of securities segregated as collateral is $333,305.
(2)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $18,943.
The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.
The accompanying note is an integral part of this financial statement.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2025
(Unaudited)
($ reported in thousands)
Open Written Option Contracts as of July 31, 2025, were as follows:
Description of Option	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Exchange-Traded Call Options
CenterPoint Energy, Inc.	(2,500)	$(10,750)	$43.00	8/15/25	$—
NextEra Energy, Inc.	(1,300)	(11,050)	85.00	10/17/25	(25)
					$(25)
Footnote Legend:
(1) Strike price not reported in thousands.
The accompanying note is an integral part of this financial statement.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2025
(Unaudited)
Sector Allocation*
Electric, Gas and Water	61%
Oil & Gas Storage, Transportation and Production	17
Multi-Utilities	8
Railroads	3
Integrated Telecommunication Services	3
Airport Services	3
Highways & Railtracks	2
Electric Utilities	1
Construction & Engineering	1
Telecom Tower REITs	1
Total	100%

Country Weightings*
United States	75%
United Kingdom	6
Spain	5
Germany	4
Italy	3
Canada	2
France	1
Australia	1
Switzerland	1
Greece	1
Netherlands	1
Total	100%

Currency Exposure*
United States Dollar	75%
Euro	15
United Kingdom Pound Sterling	6
Canadian Dollar	2
Australian Dollar	1
Swiss Franc	1
Total	100%

* Percentages are based on total investments before written options rather than net assets applicable to common stock.
The accompanying note is an integral part of this financial statement.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2025
Note 1. Investment Valuation
The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3—significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semi-annual report.The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2025:
	Level 1	Level 2
Common stocks & MLP interests	$662,500	$—
Written options	(25)	—
Total investments	$662,475	$—
There were no Level 3 priced securities held at July 31, 2025 and there were no transfers into or out of Level 3 related to securities held at July 31, 2025.
Other information regarding the Fund is available on the Fund’s website www.dpimc.com/dpg or the Securities and Exchange Commission’s website at www.sec.gov.